FAIR VALUE (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2024	Feb. 28, 2023
Short-term investments
Variable-rate financial instruments	$ 936,488		$ 793,275
Available-for-sale investments	22,750		80,044
Fair Value, Measurements, Recurring
Short-term investments
Variable-rate financial instruments	936,488		793,275
Available-for-sale investments	22,750		80,044
Long-term investments
Equity securities with readily determinable fair values			5,890
Fair value option investment	19,494		92,788
Available-for-sale investments	151,263	$ 151,263	106,387
Total	1,129,995		1,078,384
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Long-term investments
Equity securities with readily determinable fair values			5,890
Total			5,890
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Short-term investments
Variable-rate financial instruments	936,488		793,275
Available-for-sale investments	22,750		80,044
Long-term investments
Fair value option investment	19,494		92,500
Total	978,732		965,819
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Long-term investments
Fair value option investment			288
Available-for-sale investments	151,263		106,387
Total	$ 151,263		$ 106,675